GRE-Q3

Quarterly Report
May 31, 2026
MFS®  Global Real Estate Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Construction – 7.2%
American Homes 4 Rent LP, REIT	609,263	$19,545,157
Equity Lifestyle Properties, Inc., REIT	394,026	24,338,986
Equity Residential, REIT	601,582	39,373,542
Essex Property Trust, Inc., REIT	131,286	35,793,815
Mid-America Apartment Communities, Inc., REIT	276,381	35,672,496
		$154,723,996
Entertainment & Leisure – 2.1%
Lamar Advertising Co., REIT	296,730	$45,239,456
Medical & Health Technology & Services – 7.7%
Healthcare Realty Trust, Inc., REIT	2,126,645	$42,362,768
Healthpeak Properties, Inc., REIT	2,170,694	41,568,790
Ventas, Inc., REIT	971,416	82,006,939
		$165,938,497
Real Estate – 49.1%
Acadia Realty Trust, REIT	1,784,715	$39,299,424
Big Yellow Group PLC, REIT	1,572,937	17,761,727
Capitaland Mall Trust, REIT	22,793,200	40,541,088
Charter Hall Group, REIT	1,977,314	28,963,950
Derwent London PLC, REIT	428,279	10,254,850
Essential Properties Realty Trust, REIT	856,792	26,200,699
Federal Realty Investment Trust, REIT	377,436	45,152,669
Goodman Group, REIT	3,788,663	86,240,647
GPT Group Co., REIT	8,404,648	29,298,085
Grainger PLC, REIT	10,744,339	22,876,120
Hongkong Land Holdings Ltd.	2,989,000	22,776,180
Industrial & Infrastructure Fund Investment Corp., REIT	19,814	17,442,142
Janus Living, Inc., “A”, REIT (a)	1,758,738	47,081,416
Japan Metropolitan Fund Investment Corp., REIT	41,633	29,408,298
Kimco Realty Corp., REIT	1,393,321	33,551,170
Klepierre, REIT	600,025	24,509,413
Land Securities Group PLC, REIT	3,615,703	30,627,686
LondonMetric Property PLC, REIT	6,150,551	15,712,748
Mitsubishi Estate Co. Ltd.	2,502,400	63,728,593
Mitsui Fudosan Accommodations Fund, Inc., REIT	20,744	16,398,265
Nippon Building Fund, Inc., REIT	37,370	29,893,184
NNN REIT, Inc.	783,222	34,861,211
Parkway Real Estate LLC, REIT	1,081,867	3,399,245
Regency Centers Corp., REIT	412,587	31,913,604
Scentre Group Ltd., REIT	16,059,697	44,209,346
SEGRO PLC, REIT	4,366,426	42,490,794
Shurgard Self Storage Ltd., REIT	933,453	26,783,972
Simon Property Group, Inc., REIT	403,935	82,770,321
Swire Properties Ltd.	8,624,200	24,474,245
Tokyo Tatemono Co. Ltd.	929,000	19,068,226
Unibail-Rodamco-Westfield, REIT	428,813	49,686,627
Warehouses De Pauw, REIT	542,868	14,082,393
		$1,051,458,338
Real Estate - Storage & Office – 17.6%
Americold Realty Trust, Inc., REIT	1,395,820	$21,900,416
BXP, Inc., REIT	936,168	56,179,442
Cousins Properties, Inc., REIT	981,092	26,303,076
Extra Space Storage, Inc., REIT	218,177	31,485,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – continued
Highwoods Properties, Inc., REIT	1,249,431	$32,610,149
Prologis, Inc., REIT	1,254,399	179,968,624
Rexford Industrial Realty, Inc., REIT	776,606	27,546,215
		$375,993,045
Telecom - Infrastructure – 10.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	1,080,475	$23,370,674
Digital Realty Trust, Inc., REIT	416,638	79,161,220
Equinix, Inc., REIT	114,769	122,577,883
		$225,109,777
Travel, Gaming, & Lodging – 3.9%
Ryman Hospitality Properties, Inc., REIT	280,338	$32,275,314
VICI Properties, Inc., REIT	1,827,494	51,571,881
		$83,847,195
Total Common Stocks		$2,102,310,304
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 3.69% (v)	33,887,103	$33,890,492

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Medical & Health Technology & Services – 0.1%
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services, Inc.	$56,547,882	2,754	$13,770
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services, Inc.	23,982,544	1,168	782,560
Welltower, Inc. – 1/15/2027 @ $240	Call	Merrill Lynch International	80,530,426	3,922	2,510,080
Total Purchased Options					$3,306,410

Other Assets, Less Liabilities – 0.2%	3,676,479
Net Assets – 100.0%	$2,143,183,685

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,890,492 and
$2,105,616,714, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,102,310,304	$—	$—	$2,102,310,304
Purchased Options	—	3,306,410	—	3,306,410
Investment Companies	33,890,492	—	—	33,890,492
Total	$2,136,200,796	$3,306,410	$—	$2,139,507,206
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,998,860	$459,530,534	$447,634,538	$(2,766)	$(1,598)	$33,890,492

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,046,223	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
United States	66.8%
Australia	8.8%
Japan	8.2%
United Kingdom	6.5%
France	3.5%
Hong Kong	2.2%
Singapore	2.1%
Belgium	1.9%